Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating costs
Staff costs (note 17)	SFr 7,053,102	SFr 4,737,138	SFr 4,397,004
Depreciation (notes 8/9)	323,144	347,613	378,754
External research and development costs	10,029,786	9,014,083	6,981,854
Laboratory consumables	319,305	295,377	295,005
Patent maintenance and registration costs	318,194	266,043	328,177
Professional fees	1,424,333	1,379,734	1,399,123
Short term leases	47,283	37,512	36,651
D&O insurance	1,591,231	1,591,882	1,505,897
Other operating costs	858,788	989,840	799,952
Total operating costs	SFr 21,965,166	SFr 18,659,222	SFr 16,122,417